Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Operating Revenues	$ 2,198.5	$ 2,235.5		$ 1,855.4
Operating Expenses:
Natural gas	923.9	946.3		696.1
Operation and maintenance	449.6	465.8		458.6
Depreciation and amortization	237.3	213.1		197.3
Taxes, other than income taxes	179.5	160.1		148.4
Impairments	0.0	0.0		148.6
Total Operating Expenses	1,790.3	1,785.3		1,649.0
Operating Income	408.2	450.2		206.4
Interest Expense, Net	119.8	106.6		105.5
Other (Expense) Income, Net	(8.7)	(3.4)		0.1
Income Before Income Taxes	279.7	340.2		101.0
Income Tax Expense	58.9	68.5		12.4
Net Income	220.8	271.7		88.6
Provision for preferred dividends	14.8	14.8		14.8
Income allocated to participating securities	0.3	0.4		0.1
Net Income Available to Common Shareholders	205.7	256.5		73.7
Other Comprehensive Income (Loss), Net of Tax	43.6	44.8		(9.9)
Comprehensive Income	264.4	316.5		78.7
Operating Revenues	$ 2,198.5	$ 2,235.5		$ 1,855.4
Weighted Average Number of Common Shares Outstanding:
Basic (in shares)	52.0	51.6		51.2
Diluted (in shares)	52.1	51.7		51.3
Basic Earnings Per Share of Common Stock (in dollars per share)	$ 3.96	$ 4.97		$ 1.44
Diluted Earnings Per Share of Common Stock (in dollars per share)	$ 3.95	$ 4.96		$ 1.44
Operating Revenues	$ 2,198.5	$ 2,235.5		$ 1,855.4
Spire Missouri [Member]
Operating Revenues	1,321.0	1,516.6		1,193.6
Operating Expenses:
Natural gas	587.0	786.8		515.8
Operation and maintenance	255.7	261.1		251.0
Depreciation and amortization	145.3	129.2		118.0
Taxes, other than income taxes	129.0	110.9		103.2
Total Operating Expenses	1,117.0	1,288.0		988.0
Operating Income	204.0	228.6		205.6
Interest Expense, Net	60.9	50.3		49.4
Other (Expense) Income, Net	(6.9)	(8.9)		(8.7)
Income Before Income Taxes	136.2	169.4		147.5
Income Tax Expense	21.3	25.3		17.3
Net Income	114.9	144.1	[1]	130.2	[1]
Other Comprehensive Income (Loss), Net of Tax	1.5	(1.3)	[1]	(0.5)
Comprehensive Income	116.4	142.8		129.7
Operating Revenues	1,321.0	1,516.6		1,193.6
Weighted Average Number of Common Shares Outstanding:
Operating Revenues	1,321.0	1,516.6		1,193.6
Spire Alabama Inc [Member]
Operating Revenues	509.1	494.0		455.0
Operating Expenses:
Natural gas	161.5	145.3		118.9
Operation and maintenance	130.1	132.5		139.1
Depreciation and amortization	66.8	62.1		59.3
Taxes, other than income taxes	38.1	37.1		34.8
Total Operating Expenses	396.5	377.0		352.1
Operating Income	112.6	117.0		102.9
Interest Expense, Net	21.3	20.2		20.6
Other (Expense) Income, Net	0.4	2.0		5.4
Income Before Income Taxes	91.7	98.8		87.7
Income Tax Expense	23.2	25.0		22.0
Net Income	68.5	73.8		65.7
Operating Revenues	509.1	494.0		455.0
Weighted Average Number of Common Shares Outstanding:
Operating Revenues	$ 509.1	$ 494.0		$ 455.0

[1]	Accumulated other comprehensive income (loss)